PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

December 15, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

CIK No. 0000828806

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 64 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 64 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 14, 2016.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel